Cover	Nov. 10, 2021
Cover [Abstract]
Entity Registrant Name	The Eastern Company
Entity Central Index Key	0000031107
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 10, 2021
Entity Incorporation State Country Code	CT
Entity File Number	001-35383
Entity Tax Identification Number	06-0330020
City Area Code	203
Local Phone Number	729-2255
Entity Address Postal Zip Code	06770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	EML
Security Exchange Name	NASDAQ
Entity Address Address Line 1	112 Bridge Street
Entity Address City Or Town	Naugatuck
Entity Address State Or Province	CT